Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information of the Parent Company Only
Schedule of Condensed Balance Sheets

	December 31,
(in thousands)	2019	2018
Assets
Cash and due from bank subsidiaries	$2,576	$1,334
Investment in bank-issued trust preferred securities	1,310	1,374
Investment in subsidiaries	167,196	152,735
Deferred tax asset	1,928	1,307
Other assets	1,329	403
Total assets	$174,339	$157,153

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	9,815	8,253
Stockholders’ equity	115,038	99,414
Total liabilities and stockholders’ equity	$174,339	$157,153

Schedule of Condensed Statements of Income

	For the Years Ended December 31,
	2019	2018	2017
Income
Interest and dividends received from subsidiaries	$8,071	$5,067	$2,653
Other	—	428	—
Total income	8,071	5,495	2,653
Expenses
Interest on subordinated notes	2,376	2,229	1,751
Other	2,461	3,461	2,358
Total expenses	4,837	5,690	4,109
Income before income tax benefit and equity in undistributed income of subsidiaries	3,234	(195)	(1,456)
Income tax benefit	1,001	1,397	191
Equity in undistributed income of subsidiaries	11,879	9,512	4,679
Net income	$16,114	$10,714	$3,414

Schedule of Condensed Statements of Cash Flows

	For the Years Ended December 31,
(in thousands)	2019	2018	2017
Cash flows from operating activities:
Net income	$16,114	$10,714	$3,414
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(11,879)	(9,512)	(4,679)
Stock based compensation expense	—	—	3
(Increase) decrease in deferred tax asset	(319)	370	881
Other, net	10	(116)	453
Net cash provided by operating activities	$3,926	$1,456	$72
Cash flows from investing activities:
Decrease (increase) in investment in subsidiaries, net	$—	$500	$(250)
Net cash provided by (used in) investing activities	$—	$500	$(250)
Cash flows from financing activities:
Cash dividends paid - common stock	$(2,684)	$(1,993)	$(1,474)
Issuance of stock under equity compensation plan	—	135	—
Purchase of treasury stock	—	(179)	(878)
Net cash used in financing activities	$(2,684)	$(2,037)	$(2,352)
Net increase (decrease) in cash and due from banks	1,242	(81)	(2,530)
Cash and due from banks at beginning of year	1,334	1,415	3,945
Cash and due from banks at end of year	$2,576	$1,334	$1,415